Average Annual Total Returns			12 Months Ended	34 Months Ended	60 Months Ended	96 Months Ended	100 Months Ended		114 Months Ended	120 Months Ended
		Mar. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			4.25%		0.80%					2.34%
Bloomberg California Municipal Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg California Municipal Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			4.11%		0.76%					2.29%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			7.30%		(0.36%)					2.01%
MSCI ACWI Ex USA Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Ex USA Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			32.39%		7.91%					8.41%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.37%		13.59%					14.59%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			15.91%		11.33%					10.53%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			8.17%		(2.15%)				0.39%
JPM EM Blend Weight Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	JPM EMBI Equal Weighted Index1 (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		14.05%		1.84%
Finisterre Emerging Markets Total Return Bond Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Finisterre Emerging Markets Total Return Bond Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			14.05%		1.84%				3.40%
JPM GBI-EM Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		JPM GBI-EM Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			19.26%		1.12%				2.61%
JPM EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		JPM EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			14.30%		1.78%				3.35%
JPM CEMBI Broad Diversified Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		JPM CEMBI Broad Diversified Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			8.73%		2.48%				4.09%
MSCI Emerging Markets Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			33.57%		4.20%					8.42%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			22.34%		11.19%					11.72%
FTSE EPRA NAREIT Developed Net Tax Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE EPRA NAREIT Developed Net Tax Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			9.58%		2.76%					3.25%
Bloomberg U.S. Agency Fixed Rate MBS Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Agency Fixed Rate MBS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			8.58%		0.15%					1.59%
Bloomberg US Aggregate Index 1(reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			7.30%		(0.36%)	1.81%
Bloomberg U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			4.23%		3.23%	2.62%				2.21%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			8.62%		4.50%					6.52%
Bloomberg US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			7.01%		1.12%					3.09%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			18.56%		15.32%					18.13%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%		14.42%					14.82%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.15%		13.15%					14.29%
Russell MidCap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell MidCap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			10.60%		8.67%					11.01%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.02%	21.98%	13.96%		14.49%			14.46%
S&P Midcap 400 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			7.50%		9.12%					10.72%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell MidCap Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			11.05%		9.83%					9.78%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			31.22%		8.92%					8.18%
MSCI EAFE Value Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Value Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			42.25%		13.36%					8.69%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			11.66%		4.15%					5.32%
S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			12.15%		4.91%					6.34%
S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			12.72%		5.35%					6.81%
S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			13.98%		6.07%					7.57%
S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			15.13%		7.07%					8.41%
S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			16.80%		8.19%					9.32%
S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			18.20%		9.18%					10.06%
S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			19.48%		9.84%					10.54%
S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			19.56%		10.13%					10.79%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			20.06%		10.27%					10.91%
S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			19.94%		10.26%					10.98%
S&P Target Date 2065+ Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date 2065+ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			20.17%	17.68%	10.43%		10.66%
Bloomberg US. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			7.30%		(0.36%)					2.01%
FTSE NAREIT All Equity REIT Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE NAREIT All Equity REIT Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			2.27%		4.85%					5.77%
SAM Balanced Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Balanced Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			16.22%		6.57%					7.96%
SAM Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			15.26%		7.15%					8.61%
SAM Conservative Balanced Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Conservative Balanced Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			13.21%		4.26%					6.02%
SAM Conservative Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Conservative Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			12.59%		4.64%					6.45%
SAM Conservative Growth Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Conservative Growth Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			19.26%		8.88%					9.87%
SAM Conservative Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Conservative Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.95%		9.66%					10.73%
SAM Flexible Income Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Flexible Income Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			10.98%		2.52%					4.53%
SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			10.44%		2.81%					4.87%
SAM Strategic Growth Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Strategic Growth Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			21.57%		10.61%					11.26%
SAM Strategic Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Strategic Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			20.15%		11.49%					12.22%
Bloomberg Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Credit 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			5.82%		2.46%					2.64%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			12.81%		6.09%					9.62%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			13.01%		3.18%					9.57%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			6.02%		7.31%					9.81%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			12.59%		8.88%					9.27%
California Municipal Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			(0.32%)		(0.39%)					1.72%
California Municipal Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			(0.32%)		(0.39%)					1.72%
California Municipal Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.19%		0.33%					1.95%
California Municipal Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Return Before Taxes
Average Annual Return, Percent			1.68%		(0.45%)					1.44%
California Municipal Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			3.68%		0.62%					2.35%
Core Fixed Income Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			4.39%		(1.05%)					1.96%
Core Fixed Income Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			2.97%		(2.15%)					0.80%
Core Fixed Income Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.58%		(1.26%)					1.00%
Core Fixed Income Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			6.00%		(0.44%)					2.33%
Core Fixed Income Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			7.02%		(0.33%)					2.49%
Core Fixed Income Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			6.62%		(0.77%)					2.01%
Core Fixed Income Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			6.85%		(0.49%)					2.31%
Core Fixed Income Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			7.13%		(0.23%)					2.57%
Core Plus Bond Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			2.95%		(1.58%)					1.58%
Core Plus Bond Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			1.16%		(2.86%)					0.19%
Core Plus Bond Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.72%		(1.72%)					0.64%
Core Plus Bond Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			6.02%		(0.84%)					1.98%
Core Plus Bond Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			7.45%		(0.53%)					2.32%
Core Plus Bond Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			6.83%		(1.04%)					1.78%
Core Plus Bond Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			7.14%		(0.72%)					2.10%
Diversified Income Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			2.20%		2.18%					3.80%
Diversified Income Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			(0.08%)		0.09%					1.82%
Diversified Income Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.35%		0.80%					2.10%
Diversified Income Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Return Before Taxes
Average Annual Return, Percent			4.36%		2.18%					3.56%
Diversified Income Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			6.49%		3.29%					4.53%
Diversified Income Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			6.49%		3.32%					4.55%
Diversified International Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			24.95%		5.94%					7.22%
Diversified International Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			24.19%		4.84%					6.46%
Diversified International Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			15.70%		4.45%					5.74%
Diversified International Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			31.33%		7.29%					7.98%
Diversified International Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			32.66%		7.55%					8.27%
Diversified International Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			32.05%		7.02%					7.72%
Diversified International Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			32.41%		7.36%					8.06%
Diversified International Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			32.73%		7.64%					8.15%
Equity Income Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			8.89%		8.57%					10.45%
Equity Income Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			6.51%		6.91%					9.00%
Equity Income Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.94%		6.56%					8.28%
Equity Income Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Return Before Taxes
Average Annual Return, Percent			13.32%		8.96%					10.41%
Equity Income Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			14.32%		9.91%					11.14%
Equity Income Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			15.60%		10.18%					11.47%
Equity Income Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			14.95%		9.56%					10.85%
Equity Income Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			15.29%		9.90%					11.19%
Finisterre Emerging Markets Total Return Bond Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			16.04%		4.05%				5.61%
Performance Inception Date		Jul. 11, 2016
Finisterre Emerging Markets Total Return Bond Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			13.29%		1.57%				3.19%
Finisterre Emerging Markets Total Return Bond Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.49%		1.95%				3.23%
Global Emerging Markets Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			28.94%		3.51%					7.18%	[2]
Global Emerging Markets Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			28.16%		3.00%					6.82%	[2]
Global Emerging Markets Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			17.50%		2.70%					5.85%	[2]
Global Emerging Markets Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			35.63%		4.87%					7.94%	[2]
Global Emerging Markets Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			36.86%		5.06%					8.16%	[2]
Global Emerging Markets Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			36.26%		4.55%					7.62%	[2]
Global Emerging Markets Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			36.69%		4.87%					7.95%	[2]
Global Emerging Markets Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			37.01%		5.16%					8.19%	[2]
Global Real Estate Securities Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			1.14%		0.12%					2.78%
Global Real Estate Securities Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			0.41%		(0.49%)					1.87%
Global Real Estate Securities Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.92%		(0.04%)					1.90%
Global Real Estate Securities Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			7.57%		1.66%					3.77%
Global Real Estate Securities Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			6.98%		1.12%					3.24%
Global Real Estate Securities Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			7.28%		1.45%					3.58%
Global Real Estate Securities Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			7.61%		1.70%					3.80%
Government & High Quality Bond Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			5.16%		(0.98%)					0.67%
Government & High Quality Bond Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			3.67%		(1.91%)					(0.39%)
Government & High Quality Bond Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.03%		(1.14%)					0.05%
Government & High Quality Bond Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			6.56%		(0.58%)					0.86%
Government & High Quality Bond Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			7.94%		(0.26%)					1.18%
Government & High Quality Bond Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			7.45%		(0.71%)					0.74%
Government & High Quality Bond Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			7.65%		(0.40%)					1.04%
Government Money Market Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			4.13%		3.11%	2.45%
Performance Inception Date		Dec. 20, 2017
Government Money Market Fund Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			4.18%		3.15%	2.47%
Performance Inception Date		Dec. 20, 2017
High Yield Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			2.71%		3.56%					5.34%
High Yield Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			0.08%		1.20%					2.97%
High Yield Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.59%		1.67%					3.05%
High Yield Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Return Before Taxes
Average Annual Return, Percent			4.85%		3.53%					5.12%
High Yield Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			7.03%		4.64%					6.08%
High Yield Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			7.13%		4.73%					6.12%
Inflation Protection Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			6.64%		0.77%					2.72%
Inflation Protection Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			4.69%		(1.14%)					1.36%
Inflation Protection Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.93%		(0.18%)					1.53%
Inflation Protection Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			5.22%		0.39%					2.17%
Inflation Protection Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			6.08%		0.22%					2.15%
Inflation Protection Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			6.38%		0.53%					2.46%
International Equity Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			35.45%		7.30%					8.03%
International Equity Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			33.96%		5.47%					6.73%
International Equity Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			21.51%		5.37%					6.29%
International Equity Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			34.77%		6.79%					7.50%
International Equity Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			35.19%		7.13%					7.84%
International Equity Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			35.63%		7.41%					8.10%
LargeCap Growth Fund I, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			5.02%		7.92%					13.91%
LargeCap Growth Fund I, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			1.20%		4.31%					10.89%
LargeCap Growth Fund I, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.17%		5.65%					10.84%
LargeCap Growth Fund I, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			10.44%		9.33%					14.80%
LargeCap Growth Fund I, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			11.41%		9.45%					14.96%
LargeCap Growth Fund I, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			10.86%		8.92%					14.39%
LargeCap Growth Fund I, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			11.23%		9.27%					14.76%
LargeCap Growth Fund I, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			11.48%		9.54%					15.04%
LargeCap S&P 500 Index Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			15.72%		13.62%					14.15%
LargeCap S&P 500 Index Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			14.96%		12.30%					12.76%
LargeCap S&P 500 Index Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.82%		10.59%					11.40%
LargeCap S&P 500 Index Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			16.49%		14.03%					14.41%
LargeCap S&P 500 Index Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			17.74%		14.23%					14.63%
LargeCap S&P 500 Index Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			17.07%		13.60%					13.99%
LargeCap S&P 500 Index Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			17.42%		13.96%					14.34%
LargeCap Value Fund III, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			10.91%		10.53%					10.36%
LargeCap Value Fund III, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			6.10%		7.98%					8.31%
LargeCap Value Fund III, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.73%		8.03%					8.07%
LargeCap Value Fund III, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			9.70%		10.23%					10.04%
LargeCap Value Fund III, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			10.34%		9.91%					9.74%
LargeCap Value Fund III, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			10.60%		10.25%					10.08%
MidCap Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			(4.24%)		6.62%					11.46%
MidCap Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			(5.54%)		5.49%					10.28%
MidCap Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(1.56%)		5.09%					9.22%
MidCap Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Return Before Taxes
Average Annual Return, Percent			(0.43%)		6.98%					11.42%
MidCap Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			0.51%		7.99%					12.27%
MidCap Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			1.56%		8.11%					12.40%
MidCap Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			1.09%		7.60%					11.87%
MidCap Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			1.44%		7.94%					12.22%
MidCap Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			1.65%		8.20%					12.43%
MidCap S&P 400 Index Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			7.22%		8.84%					10.46%
MidCap S&P 400 Index Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			4.96%		6.61%					8.36%
MidCap S&P 400 Index Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.64%		6.58%					8.05%
MidCap S&P 400 Index Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			6.09%		8.68%					10.26%
MidCap S&P 400 Index Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			6.72%		8.31%					9.91%
MidCap S&P 400 Index Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			7.07%		8.65%					10.25%
MidCap S&P 400 Index Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			7.31%		8.92%					10.47%
MidCap Value I Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			6.09%		10.23%					9.96%
MidCap Value I Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			4.38%		7.67%					7.91%
MidCap Value I Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.83%		7.64%					7.60%
MidCap Value Fund I, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			(0.14%)		8.60%					8.94%
MidCap Value I Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			4.89%		10.05%					9.72%
MidCap Value I Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			5.51%		9.70%					9.41%
MidCap Value I Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			5.87%		10.04%					9.75%
MidCap Value Fund I , Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			6.06%		10.30%					10.03%
Money Market Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			3.98%		2.97%					1.93%
Money Market Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			3.01%		3.00%					1.91%
Overseas Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			40.11%		12.94%					9.25%
Overseas Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			36.83%		10.20%					7.52%
Overseas Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			25.60%		9.53%					7.07%
Overseas Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			39.31%		12.31%					8.64%
Principal Capital Appreciation Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			6.97%		12.42%					13.54%
Principal Capital Appreciation Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			4.90%		11.11%					11.17%
Principal Capital Appreciation Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.58%		9.70%					10.33%
Principal Capital Appreciation Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			13.53%		14.04%					14.57%
Principal Capital Appreciation Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			12.92%		13.42%					13.93%
Principal Capital Appreciation Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			13.26%		13.77%					14.28%
Principal LifeTime Strategic Income Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			5.96%		2.32%					4.21%
Principal LifeTime Strategic Income Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			4.18%		0.81%					2.75%
Principal LifeTime Strategic Income Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.96%		1.32%					2.82%
Principal LifeTime Strategic Income Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			9.35%		3.30%					4.79%
Principal LifeTime Strategic Income Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			10.47%		3.47%					4.98%
Principal LifeTime Strategic Income Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			9.84%		2.89%					4.40%
Principal LifeTime Strategic Income Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			10.30%		3.23%					4.73%
Principal LifeTime 2015 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			10.59%		4.02%					6.07%
Principal LifeTime 2015 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			7.14%		1.71%					3.81%
Principal LifeTime 2015 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.71%		2.53%					4.19%
Principal LifeTime 2015 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			9.96%		3.44%					5.49%
Principal LifeTime 2015 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			10.31%		3.75%					5.81%
Principal LifeTime 2020 Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			6.77%		3.49%					5.96%
Principal LifeTime 2020 Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			4.02%		1.30%					4.02%
Principal LifeTime 2020 Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.13%		2.18%					4.22%
Principal LifeTime 2020 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			10.15%		4.46%					6.57%
Principal LifeTime 2020 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			11.31%		4.63%					6.74%
Principal LifeTime 2020 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			10.63%		4.04%					6.13%
Principal LifeTime 2020 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			11.00%		4.36%					6.47%
Principal LifeTime 2025 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			12.14%		5.27%					7.45%
Principal LifeTime 2025 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			8.65%		3.08%					5.55%
Principal LifeTime 2025 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.76%		3.56%					5.44%
Principal LifeTime 2025 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			11.51%		4.68%					6.84%
Principal LifeTime 2025 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			11.80%		4.99%					7.18%
Principal LifeTime 2030 Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			8.69%		4.76%					7.27%
Principal LifeTime 2030 Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			6.03%		2.75%					5.44%
Principal LifeTime 2030 Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.33%		3.24%					5.34%
Principal LifeTime 2030 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			12.04%		5.76%					7.89%
Principal LifeTime 2030 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			13.23%		5.93%					8.07%
Principal LifeTime 2030 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			12.56%		5.33%					7.46%
Principal LifeTime 2030 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			12.97%		5.67%					7.79%
Principal LifeTime 2035 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			14.24%		6.67%					8.71%
Principal LifeTime 2035 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			11.54%		4.78%					6.90%
Principal LifeTime 2035 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.65%		4.76%					6.53%
Principal LifeTime 2035 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			13.66%		6.06%					8.10%
Principal LifeTime 2035 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			13.93%		6.39%					8.42%
Principal LifeTime 2040 Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			8.87%		6.00%					8.36%
Principal LifeTime 2040 Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			6.20%		4.00%					6.48%
Principal LifeTime 2040 Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.60%		4.27%					6.26%
Principal LifeTime 2040 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			14.41%		7.40%					9.18%
Principal LifeTime 2040 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			15.55%		7.59%					9.37%
Principal LifeTime 2040 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			14.96%		6.98%					8.75%
Principal LifeTime 2040 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			15.26%		7.31%					9.09%
Principal LifeTime 2045 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			16.65%		8.30%					9.86%
Principal LifeTime 2045 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			13.97%		6.43%					8.15%
Principal LifeTime 2045 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.28%		6.11%					7.57%
Principal LifeTime 2045 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			16.02%		7.68%					9.25%
Principal LifeTime 2045 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			16.32%		8.01%					9.57%
Principal LifeTime 2050 Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			10.71%		7.19%					9.21%
Principal LifeTime 2050 Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			8.19%		5.33%					7.51%
Principal LifeTime 2050 Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.79%		5.27%					7.04%
Principal LifeTime 2050 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			16.31%		8.58%					9.99%
Principal LifeTime 2050 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			17.51%		8.80%					10.23%
Principal LifeTime 2050 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			16.82%		8.19%					9.62%
Principal LifeTime 2050 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			17.23%		8.53%					9.96%
Principal LifeTime 2055 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			17.77%		8.95%					10.37%
Principal LifeTime 2055 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			15.27%		7.23%					8.84%
Principal LifeTime 2055 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.93%		6.69%					8.08%
Principal LifeTime 2055 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			17.09%		8.35%					9.75%
Principal LifeTime 2055 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			17.41%		8.68%					10.09%
Principal LifeTime 2060 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			17.73%		9.02%					10.43%
Principal LifeTime 2060 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			15.34%		7.37%					9.01%
Principal LifeTime 2060 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.85%		6.76%					8.17%
Principal LifeTime 2060 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			16.37%		8.64%					10.04%
Principal LifeTime 2060 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			17.08%		8.41%					9.81%
Principal LifeTime 2060 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			17.49%		8.76%					10.15%
Principal LifeTime 2065, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			17.74%		9.01%		10.17%
Performance Inception Date										Sep. 06, 2017
Principal LifeTime 2065, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			15.73%		7.65%		8.94%
Principal LifeTime 2065, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.63%		6.80%		7.91%
Principal LifeTime 2065, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			17.03%		8.41%		9.59%
Principal LifeTime 2065, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			17.43%		8.75%		9.93%
Principal LifeTime 2070 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			17.65%	16.42%
Performance Inception Date		Mar. 01, 2023
Principal LifeTime 2070 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			16.17%	15.40%
Principal LifeTime 2070 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.23%	12.69%
Principal LifeTime 2070 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			16.98%	15.75%
Performance Inception Date		Mar. 01, 2023
Principal LifeTime 2070 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			17.35%	16.15%
Performance Inception Date		Mar. 01, 2023
Principal LifeTime 2070 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			16.31%	16.38%
Performance Inception Date		Mar. 01, 2023
Principal LifeTime Hybrid Income Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			11.15%		3.83%					4.99%
Principal LifeTime Hybrid Income Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			9.44%		2.37%					3.73%
Principal LifeTime Hybrid Income Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.87%		2.46%					3.46%
Principal LifeTime Hybrid Income Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			10.08%		3.65%					4.78%
Principal LifeTime Hybrid Income Fund, R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			11.26%		3.87%					5.03%
Principal LifeTime Hybrid 2015 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			11.23%		4.39%					6.13%
Principal LifeTime Hybrid 2015 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			9.60%		2.94%					4.88%
Principal LifeTime Hybrid 2015 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.94%		2.91%					4.43%
Principal LifeTime Hybrid 2015 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			10.01%		4.24%					5.93%
Principal LifeTime Hybrid 2015 Fund, R-6 [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			11.24%		4.43%					6.17%
Principal LifeTime Hybrid 2020 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			12.09%		5.12%					6.88%
Principal LifeTime Hybrid 2020 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			10.00%		3.49%					5.53%
Principal LifeTime Hybrid 2020 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.73%		3.47%					5.05%
Principal LifeTime Hybrid 2020 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			10.97%		4.99%					6.69%
Principal LifeTime Hybrid 2020 Fund, R-6 [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			12.13%		5.16%					6.91%
Principal LifeTime Hybrid 2025 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			13.12%		5.87%					7.63%
Principal LifeTime Hybrid 2025 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			11.37%		4.38%					6.38%
Principal LifeTime Hybrid 2025 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.20%		4.10%					5.72%
Principal LifeTime Hybrid 2025 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			12.01%		5.74%					7.45%
Principal LifeTime Hybrid 2025 Fund, R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			13.15%		5.88%					7.64%
Principal LifeTime Hybrid 2030 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			14.41%		6.61%					8.36%
Principal LifeTime Hybrid 2030 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			12.80%		5.13%					7.09%
Principal LifeTime Hybrid 2030 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.00%		4.72%					6.35%
Principal LifeTime Hybrid 2030 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			13.27%		6.49%					8.16%
Principal LifeTime Hybrid 2030 Fund, R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			14.46%		6.65%					8.39%
Principal LifeTime Hybrid 2035 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			15.57%		7.53%					9.11%
Principal LifeTime Hybrid 2035 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			13.97%		6.08%					7.89%
Principal LifeTime Hybrid 2035 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.74%		5.49%					7.03%
Principal LifeTime Hybrid 2035 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			14.51%		7.41%					8.90%
Principal LifeTime Hybrid 2035 Fund, R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			15.66%		7.58%					9.15%
Principal LifeTime Hybrid 2040 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			17.24%		8.62%					9.85%
Principal LifeTime Hybrid 2040 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			15.75%		7.21%					8.64%
Principal LifeTime Hybrid 2040 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.79%		6.39%					7.68%
Principal LifeTime Hybrid 2040 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			16.14%		8.48%					9.63%
Principal LifeTime Hybrid 2040 Fund, R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			17.25%		8.65%					9.89%
Principal LifeTime Hybrid 2045 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			18.53%		9.47%					10.44%
Principal LifeTime Hybrid 2045 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			16.94%		8.06%					9.27%
Principal LifeTime Hybrid 2045 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.68%		7.11%					8.23%
Principal LifeTime Hybrid 2045 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			17.40%		9.30%					10.22%
Principal LifeTime Hybrid 2045 Fund, R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			18.61%		9.50%					10.48%
Principal LifeTime Hybrid 2050 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			19.63%		10.11%					10.88%
Principal LifeTime Hybrid 2050 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			18.10%		8.75%					9.73%
Principal LifeTime Hybrid 2050 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.38%		7.66%					8.62%
Principal LifeTime Hybrid 2050 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			18.46%		9.91%					10.65%
Principal LifeTime Hybrid 2050 Fund, R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			19.66%		10.14%					10.90%
Principal LifeTime Hybrid 2055 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			19.88%		10.27%					11.02%
Principal LifeTime Hybrid 2055 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			18.45%		8.98%					9.94%
Principal LifeTime Hybrid 2055 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.51%		7.81%					8.78%
Principal LifeTime Hybrid 2055 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			18.59%		10.00%					10.75%
Principal LifeTime Hybrid 2055 Fund, R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			19.94%		10.31%					11.05%
Principal LifeTime Hybrid 2060 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			19.90%		10.32%					11.14%
Principal LifeTime Hybrid 2060 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			18.54%		9.12%					10.12%
Principal LifeTime Hybrid 2060 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.49%		7.88%					8.89%
Principal LifeTime Hybrid 2060 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			18.62%		10.05%					10.85%
Principal LifeTime Hybrid 2060 Fund, R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			19.92%		10.35%					11.16%
Principal LifeTime Hybrid 2065, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			19.91%		10.36%		10.79%
Performance Inception Date		Sep. 06, 2017
Principal LifeTime Hybrid 2065, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			18.68%		9.33%		9.84%
Principal LifeTime Hybrid 2065, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.40%		7.95%		8.51%
Principal LifeTime Hybrid 2065 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			18.62%		10.06%		10.49%
Principal LifeTime Hybrid 2065, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			19.88%		10.38%		10.82%	[3],[4]
Principal LifeTime Hybrid 2070 Fund Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			18.53%	18.33%
Performance Inception Date		Mar. 01, 2023
Principal LifeTime Hybrid 2070 Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			19.86%	18.10%
Performance Inception Date		Mar. 01, 2023
Principal LifeTime Hybrid 2070 Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			18.84%	17.23%
Principal LifeTime Hybrid 2070 Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.21%	14.03%
Principal LifeTime Hybrid 2070 Fund Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			19.83%	18.15%
Performance Inception Date		Mar. 01, 2023
Principal LifeTime Hybrid 2070 Fund Class R-6 | S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.02%	21.98%
Principal LifeTime Hybrid 2070 Fund Class R-6 | S&P Target Date 2065+ Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date 2065+ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			20.17%	17.68%
Real Estate Securities Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			(4.69%)		3.26%					4.92%
Real Estate Securities Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			(5.41%)		2.34%					3.95%
Real Estate Securities Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(2.61%)		2.32%					3.62%
Real Estate Securities Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Return Before Taxes
Average Annual Return, Percent			(1.02%)		3.57%					4.84%
Real Estate Securities Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			0.00%		4.56%					5.65%
Real Estate Securities Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			1.20%		4.79%					5.89%
Real Estate Securities Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			0.69%		4.27%					5.37%
Real Estate Securities Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			1.02%		4.59%					5.69%
Real Estate Securities Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			1.25%		4.85%					5.90%
SAM Balanced Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			7.32%		5.66%					7.25%
SAM Balanced Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			4.44%		3.73%					5.53%
SAM Balanced Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.76%		4.02%					5.37%
SAM Balanced Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Return Before Taxes
Average Annual Return, Percent			11.73%		6.04%					7.20%
SAM Balanced Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			12.71%		7.02%					8.03%
SAM Balanced Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			13.88%		7.19%					8.19%
SAM Balanced Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			13.29%		6.59%					7.59%
SAM Balanced Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			13.63%		6.93%					7.93%
SAM Conservative Balanced Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			5.07%		3.46%					5.33%
SAM Conservative Balanced Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			2.79%		1.98%					3.93%
SAM Conservative Balanced Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.91%		2.29%					3.80%
SAM Conservative Balanced Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Return Before Taxes
Average Annual Return, Percent			9.36%		3.83%					5.29%
SAM Conservative Balanced Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			10.44%		4.83%					6.12%
SAM Conservative Balanced Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			11.62%		4.96%					6.26%
SAM Conservative Balanced Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			10.97%		4.39%					5.68%
SAM Conservative Balanced Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			11.38%		4.72%					6.01%
SAM Conservative Growth Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			8.85%		7.37%					8.90%
SAM Conservative Growth Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			5.54%		5.33%					7.05%
SAM Conservative Growth Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.26%		5.44%					6.77%
SAM Conservative Growth Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Return Before Taxes
Average Annual Return, Percent			13.24%		7.74%					8.84%
SAM Conservative Growth Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			14.33%		8.77%					9.69%
SAM Conservative Growth Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			15.44%		8.93%					9.86%
SAM Conservative Growth Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			14.88%		8.33%					9.26%
SAM Conservative Growth Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			15.22%		8.66%					9.59%
SAM Flexible Income Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			5.42%		2.42%					4.27%
SAM Flexible Income Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			4.14%		1.23%					3.02%
SAM Flexible Income Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.41%		1.45%					2.90%
SAM Flexible Income Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Return Before Taxes
Average Annual Return, Percent			7.70%		2.42%					4.03%
SAM Flexible Income Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			8.73%		3.38%					4.84%
SAM Flexible Income Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			9.88%		3.51%					4.97%
SAM Flexible Income Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			9.23%		2.95%					4.41%
SAM Flexible Income Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			9.64%		3.27%					4.73%
SAM Strategic Growth Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			10.06%		8.53%					9.92%
SAM Strategic Growth Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			7.15%		6.73%					8.05%
SAM Strategic Growth Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.90%		6.45%					7.61%
SAM Strategic Growth Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Return Before Taxes
Average Annual Return, Percent			14.57%		8.89%					9.86%
SAM Strategic Growth Fund, Class J [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			15.64%		9.93%					10.72%
SAM Strategic Growth Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			16.86%		10.11%					10.90%
SAM Strategic Growth Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			16.16%		9.49%					10.29%
SAM Strategic Growth Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			16.55%		9.84%					10.63%
Short-Term Income Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			2.89%		1.66%					2.16%
Short-Term Income Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			1.37%		0.60%					1.21%
Short-Term Income Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.69%		0.81%					1.24%
Short-Term Income Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Return Before Taxes
Average Annual Return, Percent			3.31%		1.17%					1.64%
Short-Term Income Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			4.40%		2.16%					2.41%
Short-Term Income Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			5.52%		2.35%					2.62%
Short-Term Income Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			4.96%		1.81%					2.08%
Short-Term Income Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			5.29%		2.13%					2.38%
SmallCap Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			8.49%		4.91%					8.67%
SmallCap Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			7.14%		3.99%					7.29%
SmallCap Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.99%		3.71%					6.65%
SmallCap Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			13.98%		6.27%					9.46%
SmallCap Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			15.12%		6.42%					9.65%
SmallCap Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			14.56%		5.93%					9.12%
SmallCap Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			14.92%		6.26%					9.46%
SmallCap Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			15.19%		6.52%					9.67%
SmallCap Growth I Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			12.74%		2.74%					10.98%
SmallCap Growth I Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			10.38%		1.07%					9.00%
SmallCap Growth I Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.05%		1.82%					8.49%
SmallCap Growth I Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			11.52%		2.56%					10.73%
SmallCap Growth I Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			12.25%		2.27%					10.44%
SmallCap Growth I Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			12.50%		2.57%					10.77%
SmallCap Growth Fund I, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			12.83%		2.84%					11.06%
SmallCap S&P 600 Index Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			5.91%		7.08%					9.56%
Performance Inception Date		Nov. 22, 2016
SmallCap S&P 600 Index Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			5.91%		7.03%					9.56%
SmallCap S&P 600 Index Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			3.12%		4.76%					7.47%
SmallCap S&P 600 Index Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.97%		5.19%					7.33%
SmallCap S&P 600 Index Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			4.74%		6.82%					9.35%
SmallCap S&P 600 Index Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			5.32%		6.47%					9.00%
SmallCap S&P 600 Index Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			5.67%		6.80%					9.34%
SmallCap Value II Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			8.17%		10.36%					9.13%
SmallCap Value II Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			5.83%		7.38%					6.70%
SmallCap Value II Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.11%		7.35%					6.64%
SmallCap Value II Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			6.85%		10.04%					8.74%
SmallCap Value II Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			7.57%		9.77%					8.55%
SmallCap Value II Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			7.99%		10.14%					8.89%
SmallCap Value Fund II, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			8.22%		10.42%					9.17%
Tax-Exempt Bond Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			(0.13%)		(0.34%)					1.74%
Tax-Exempt Bond Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			(0.13%)		(0.34%)					1.74%
Tax-Exempt Bond Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.44%		0.42%					2.04%
Tax-Exempt Bond Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Return Before Taxes
Average Annual Return, Percent			1.95%		(0.45%)					1.46%
Tax-Exempt Bond Fund, Institutional
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			4.03%		0.70%					2.40%

[1]	The JPM EMBI Equal Weighted Index has an inception date of December 31, 2020. Accordingly, index performance is not available for periods prior to that date.
[2]	During 2019, the Fund experienced a significant one-time gain of approximately $0.11 per share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts shown for periods that include the year ended December 31, 2019 would have been lower.
[3]	During 2018, Class R-6 experienced a one-time loss of approximately $0.33 per share as a result of a large redemption. If such loss had not been recognized, the total return amounts expressed herein would have been higher.
[4]	During May of 2019, Class R-6 experienced a one-time gain of approximately $0.35 per share as a result of a reimbursement by PGI, the investment advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.